CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss) for the year	$ 1,260,213	$ (663,161)	$ (1,700,829)
Items that may reclassified to profit or loss
Currency translation adjustments (no effect on Income Tax)	(278,746)	194,271	(55,746)
DFI effects classified as hedges	(7,212)	3,487	5,027
Income Tax effects on DFI classified as hedges and others	2,228	(961)	(2,305)
Items that will not be reclassified to profit or loss
Actuarial results	(34)	(1,116)	231
Income Tax effects	12	390	(83)
Other comprehensive income (loss), net of tax	(283,752)	196,071	(52,876)
Total comprehensive income (loss) for the year	976,461	(467,090)	(1,753,705)
Attributable to:
Controlling Company	1,035,870	(549,658)	(1,760,198)
Non-controlling interest	$ (59,409)	$ 82,568	$ 6,493